SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Core Plus Income Fund DWS Bond VIP

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of each fund’s prospectus and summary prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

Eric S. Meyer, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2012.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2012.

Ohn Choe, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of each fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

•	Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

•	Portfolio Manager for Retail Fixed Income: New York.

•	BIS, University of Minnesota.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

•
Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

•	Over 19 years of investment industry experience.

•	BA in Economics, University of Chicago; MBA, University of Chicago.

Eric S. Meyer, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2012.

•
Joined Deutsche Asset Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America’s subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

•	Head of US Loan Portfolio Management, High Yield Strategies: New York.

•	BA from State University of New York, Albany; MBA from Pace University.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2012.

•	Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

•	Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

•	Head of US High Yield Bonds, Retail: New York.

•	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Ohn Choe, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

•	Portfolio Manager for Retail Fixed Income: New York.

•	Joined Deutsche Asset Management in 2005.

•	BSBA, Georgetown University.

Please Retain This Supplement for Future Reference

June 26, 2012
PROSTKR-163